PROCESSING AND SERVICING COSTS (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
PROCESSING AND SERVICING COSTS
Cloud service fee	$ 116,695	$ 46,029	$ 168,555	$ 75,575
Market information and data fee	38,264	31,753	56,229	50,257
Data transmission fee	16,969	31,083	28,393	42,638
System cost	11,793	3,983	19,715	9,709
SMS service fee	544	549	823	905
Others	2,534	2,627	3,927	4,379
Total	$ 186,799	$ 116,024	$ 277,642	$ 183,463